Schedule of Investments (unaudited) July 31, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.1%
Bessemer Governmental Utility Services Corp. RB, 5.00%, 06/01/20 (BAM)	$515	$530,445
Black Belt Energy Gas District RB 4.00%, 06/01/20	1,605	1,638,528
4.00%, 06/01/21	835	872,216
Series A, 5.00%, 12/01/19	500	505,840
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,597,680
State of Alabama Docks Department RB, Series B, 5.00%, 10/01/19	500	502,980
Tuscaloosa City Board of Education RB, 5.00%, 08/01/19	150	150,000

		5,797,689

Arizona — 1.4%
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	535,830
Industrial Development Authority of the County of Yavapai (The) RB, Series A, 1.55%, 09/01/35 (Put 08/07/19)(a)(b)	2,000	2,000,000

		2,535,830

California — 0.4%
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	712,215

Colorado — 1.4%
City of Colorado Springs CO Utilities System Revenue RB, 1.40%, 11/01/28 (Put 08/07/19)(a)(b)	1,045	1,045,000
County of Arapahoe Co. RB, 1.40%, 08/01/31 (Put 08/07/19)(a)(b)	1,600	1,600,000

		2,645,000

Connecticut — 4.8%
State of Connecticut GO
5.00%, 06/01/21	670	714,629
5.00%, 07/15/22	900	996,516
Series A, 5.00%, 04/15/20	1,200	1,232,064
Series C, 1.50%, 05/15/34 (Put 08/07/19)(a)(b)	1,975	1,975,000
Series C, 5.00%, 06/01/20	720	742,737
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,155,540
University of Connecticut RB, Series A, 5.00%, 04/15/20	1,000	1,026,370

		8,842,856

District of Columbia — 1.6%
District of Columbia RB, 1.44%, 04/01/38 (Put 08/07/19)(a)(b)	2,900	2,900,000

Florida — 2.7%
County of Palm Beach FL RB, 1.49%, 07/01/32 (Put 08/07/19)(a)(b)	5,000	5,000,000

Georgia — 2.7%
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,031,320
City of Atlanta GA TA, 5.00%, 12/01/19 (TA)	365	369,135
Cobb County Development Authority RB, 5.00%, 07/15/20	545	564,533
Main Street Natural Gas Inc. RB
4.00%, 06/01/20	500	511,130
5.00%, 05/15/20	500	512,840
5.00%, 05/15/21	1,000	1,056,990

		5,045,948

Illinois — 5.8%
Chicago Transit Authority RB,
5.00%, 06/01/20	750	771,172

Security	Par (000)	Value

Illinois (continued)
Illinois Development Finance Authority RB, 1.42%, 06/01/29 (Put 08/07/19)(a)(b)	$1,100	$1,100,000
Illinois Finance Authority RB
1.42%, 11/01/38 (Put 08/07/19)(a)(b)	1,320	1,320,000
1.45%, 02/01/29 (Put 08/07/19)(a)(b)	1,320	1,320,000
4.00%, 09/01/19	145	145,199
VRDN, 1.49%, 08/15/42 (Put 08/20/19)(a)(b)	300	300,000
Illinois Health Facilities Authority RB, 1.44%, 08/15/35 (Put 08/07/19)(a)(b)	1,865	1,865,000
Tender Option Bond Trust Receipts/Certificates GO, 1.46%, 03/01/33 (Put 08/07/19)(a)(b)(c)	4,000	4,000,000

		10,821,371

Iowa — 2.7%
Iowa Finance Authority RB, 1.93%, 04/01/22 (Put 08/07/19)(a)(b)	5,055	5,055,000

Kansas — 3.7%
City of Burlington KS RB
1.62%, 09/01/35 (Put 08/07/19)(a)(b)	3,000	3,000,000
1.62%, 09/01/35 (Put 08/07/19)(a)(b)	3,000	3,000,000
Geary County Unified School District No. 475 GO, Series B, 3.00%, 09/01/19	850	851,224

		6,851,224

Kentucky — 2.1%
Kentucky Public Energy Authority RB
4.00%, 06/01/20	650	662,214
4.00%, 12/01/20	1,070	1,101,747
4.00%, 06/01/21	1,060	1,102,559
Kentucky State Property & Building Commission RB, Series D, 5.00%, 05/01/21	600	638,490
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 1.43%, 12/01/41 (Put 08/07/19) (AGM)(a)(b)(c)	500	500,000

		4,005,010

Louisiana — 0.2%
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	424,636

Maryland — 0.9%
Maryland Industrial Development Financing Authority RB, 1.60%, 03/01/30 (Put 08/07/19)(a)(b)	1,600	1,600,000

Massachusetts — 0.6%
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	1,035,704

Michigan — 1.7%
Michigan State Housing Development Authority RB, Series D, 1.41%, 06/01/30 (Put 08/07/19)(a)(b)	1,000	1,000,000
Michigan Strategic Fund RB, 1.69%, 06/01/39 (Put 08/20/19)(a)(b)	1,165	1,165,000
Wayne-Westland Community Schools GO 4.00%, 05/01/21 (Q-SBLF)	175	183,239
4.00%, 11/01/21 (Q-SBLF)	780	826,862

		3,175,101

Minnesota — 0.8%
City of Minneapolis MN RB, 1.47%, 12/01/27 (Put 08/07/19)(a)(b)	1,445	1,445,000

Missouri — 1.3%
City of Washington MO COP, 5.00%, 03/01/22	350	381,903

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
RBC Municipal Products Inc. Trust RB, 1.46%, 09/01/39 (Put 08/07/19)(a)(b)(c)	$2,000	$2,000,000

		2,381,903

Nebraska — 0.5%
Central Plains Energy Project RB, 5.00%, 08/01/39 (Put 12/01/19)(a)(b)	1,000	1,012,270

New Jersey — 18.8%
Borough of North Plainfield NJ GO, 3.00%, 12/11/19	1,400	1,408,470
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,760,456
New Jersey Economic Development Authority RB
5.00%, 06/15/21	4,250	4,528,800
5.00%, 06/15/21	1,500	1,598,400
5.25%, 09/01/19	2,340	2,347,488
5.50%, 09/01/21 (Call 03/01/21)	675	717,957
Series A, 4.00%, 07/01/22	2,000	2,112,400
Series K, 5.50%, 12/15/19 (AMBAC)	750	761,948
Series NN, 5.00%, 03/01/21	1,215	1,282,870
Series NN, 5.00%, 03/01/22	2,200	2,393,380
Series PP, 5.00%, 06/15/20	1,475	1,521,005
Series UU, 5.00%, 06/15/23	1,270	1,425,118
Series XX, 5.00%, 06/15/20 (SAP)	200	206,238
New Jersey Health Care Facilities Financing Authority RB
5.00%, 10/01/20	1,600	1,666,448
Series A, 5.00%, 07/01/20	500	517,200
New Jersey Sports & Exposition Authority RB
4.00%, 09/01/19	1,000	1,001,730
5.00%, 09/01/20	1,250	1,292,012
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	1,500	1,521,360
5.25%, 12/15/20	500	526,125
5.50%, 12/15/19 (NPFGC)	530	538,035
Series A, 5.25%, 12/15/19	530	537,558
Series A-1, 5.00%, 06/15/20	1,275	1,314,754
Series B, 5.50%, 12/15/20 (NPFGC)	155	163,390
Series B, 5.50%, 12/15/21 (NPFGC)	625	683,100
Township of Branchburg NJ GO, 3.00%, 10/04/19	1,000	1,002,950
Township of Jackson New Jersey GO, 2.00%, 02/13/20	872	874,738
Township of West Orange/NJ GO, 3.00%, 09/06/19	1,122	1,123,407

		34,827,337

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority RB, 4.00%, 05/01/22	600	642,396

New York — 20.9%
Adirondack Central School District GO, 2.25%, 07/17/20 (SAW)	1,133	1,142,860
Albany Industrial Development Agency RB, VRDN, 1.80%, 07/01/32 (Put 08/07/19)(a)(b)	1,110	1,110,000
Amherst Development Corp. RB, Series A, 1.45%, 02/01/35 (Put 08/07/19)(a)(b)	1,755	1,755,000
City of Tonawanda NY GOL, 2.50%, 06/04/20	1,219	1,230,690
City of Yonkers NY GOL, 3.00%, 12/17/19	3,900	3,927,144
County of Nassau NY GOL, 4.00%, 12/10/19	5,000	5,048,850
East Islip Union Free School District GO, 2.25%, 07/02/20 (SAW)	1,100	1,111,528
Honeoye Falls-Lima Central School District GO, 2.25%, 06/18/20 (SAW)	1,425	1,435,844
Jamesville-Dewitt Central School District GO, 3.00%, 09/27/19 (SAW)	1,800	1,804,446

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB, 1.55%, 06/15/48 (Put 08/20/19)(a)(b)	$5,100	$5,100,000
Rhinebeck Central School District GO, 2.25%, 06/26/20 (SAW)	1,500	1,511,745
Sandy Creek Central School District GO, 2.25%, 06/26/20 (SAW)	1,100	1,108,591
Somers Central School District GO, 3.00%, 09/13/19 (SAW)	1,100	1,102,002
South Jefferson Central School District GO, 2.25%, 07/09/20	1,700	1,713,889
Tender Option Bond Trust Receipts/Certificates RB, 1.52%, 11/15/56 (Put 08/07/19)(a)(b)(c)	2,500	2,500,000
Town of Carmel NY GOL, 3.25%, 10/04/19	1,265	1,269,579
Town of New Windsor New York GOL, 2.25%, 06/26/20	1,300	1,311,453
Town of Southold NY GOL, 3.00%, 09/25/19	1,600	1,604,576
Watkins Glen Central School District GO, 2.25%, 06/23/20 (SAW)	1,300	1,310,075
Windsor Central School District GO, 2.25%, 07/24/20 (SAW)	1,700	1,714,450

		38,812,722

North Carolina — 0.4%
North Carolina Turnpike Authority RB
5.00%, 01/01/21	425	445,595
5.00%, 01/01/22	215	232,566

		678,161

Ohio — 5.5%
Akron Bath Copley Joint Township Hospital District RB, VRDN, 1.42%, 11/15/47 (Put 08/07/19)(a)(b)	1,000	1,000,000
American Municipal Power Inc. RB, 3.00%, 08/15/19 (ST STANDBY NT PURCHASE)	135	135,077
City of Berea OH GOL, 3.00%, 03/12/20	1,600	1,615,680
City of Kirtland OH GOL, 2.75%, 06/18/20 (ST STANDBY NT PURCHASE)	600	607,698
City of Miamisburg OH GOL, 3.00%, 06/24/20 (ST STANDBY NT PURCHASE)	1,500	1,523,655
City of Parma OH GOL, 2.50%, 07/23/20 (ST STANDBY NT PURCHASE)	1,200	1,214,436
County of Allen OH Hospital Facilities Revenue RB, Series A, 5.00%, 08/01/19	500	500,000
County of Lorain OH GOL, 3.00%, 02/07/20	2,325	2,346,809
Lancaster Port Authority RB, 5.00%, 02/01/21	300	315,612
Little Miami Local School District GO, 3.00%, 11/21/19	1,000	1,005,370

		10,264,337

Pennsylvania — 1.6%
Carlisle Area School District GOL, 2.00%, 09/01/19 (SAW)	165	165,097
Commonwealth of Pennsylvania GO, 5.00%, 04/01/20	800	820,144
Connellsville Area School District GOL 4.00%, 08/15/21 (BAM SAW)	500	527,035
4.00%, 08/15/22 (BAM SAW)	500	538,145
Pennsylvania Economic Development Financing Authority RB, 2.15%, 11/01/21	1,000	1,010,000

		3,060,421

Tennessee — 0.2%
Jackson Energy Authority RB, 5.00%, 12/01/19	350	354,242

Texas — 8.0%
City of Houston TX GOL, Series A, 5.00%, 03/01/20	1,000	1,022,760
Harris County Cultural Education Facilities Finance Corp. RB, Series C-1, 1.50%, 12/01/24 (Put 08/20/19)(a)(b)	5,700	5,700,000
Mission Economic Development Corp. RB, 1.48%, 01/01/20 (Put 10/01/19)(a)(b)	1,920	1,914,760

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas GO
1.42%, 06/01/46 (Put 08/07/19)(a)(b)	$660	$660,000
1.60%, 12/01/41 (Put 08/07/19)(a)(b)	3,750	3,750,000
VRDN, 1.47%, 12/01/47 (Put 08/07/19)(a)(b)	800	800,000
State of Texas RB, 4.00%, 08/29/19	1,000	1,001,970

		14,849,490

Utah — 1.1%
County of Utah UT RB, 1.42%, 05/15/51 (Put 08/07/19)(a)(b)	2,000	2,000,000

Washington — 1.1%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 12/02/20)(a)(b)	1,000	1,007,620
Washington Higher Education Facilities Authority RB, 1.45%, 10/01/29 (Put 08/07/19)(a)(b)	1,000	1,000,000

		2,007,620

Wisconsin — 3.8%
DeForest Area School District/WI RB, 3.00%, 12/18/19 (Call 08/18/19)	2,500	2,501,875
Public Finance Authority RB, VRDN, 1.54%, 10/01/49 (Put 08/20/19)(a)(b)	2,500	2,500,000
Sun Prairie Area School District RB, 3.00%, 12/31/19 (Call 08/29/19)	2,000	2,002,400

		7,004,275

Total Municipal Debt Obligations — 100.1% (Cost $185,044,336)		185,787,758

Security	Shares (000)	Value

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 1.27%(d)(e)	95	$94,730

Total Money Market Funds — 0.0% (Cost: $94,729)		94,730

Total Investments in Securities — 100.1% (Cost: $185,139,065)		185,882,488

Other Assets, Less Liabilities — (0.1)%		(231,901)

Net Assets — 100.0%		$185,650,587

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash.	80	15	95	$94,730	$1,134	$1	$1

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations.	$—	$185,787,758	$—	$185,787,758
Money Market Funds	94,730	—	—	94,730

	$94,730	$185,787,758	$—	$185,882,488

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Short Maturity Municipal Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

4